INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Components of Income Tax Expense

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2016	2015	2014
U.S. Federal	$86,719	$85,585	$74,561
State	9,801	9,431	10,325
Foreign	9,416	9,661	6,953

	$105,936	$104,677	$91,839

Current	$103,216	$99,990	$91,550
Deferred	2,720	4,687	289

	$105,936	$104,677	$91,839

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2016	2015	2014
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.1	2.3	3.0
Excess tax benefits from share-based compensation	(1.0)	—	—
Tax effects on foreign income	(0.1)	(0.3)	(1.0)

Effective income tax rate attributable to Watsco, Inc.	36.0	37.0	37.0
Taxes attributable to non-controlling interest	(5.0)	(5.4)	(6.4)

Effective income tax rate	31.0%	31.6%	30.6%

Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2016	2015
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,301	$1,794
Allowance for doubtful accounts	1,379	1,053
Self-insurance reserves	500	519
Other current deferred tax assets	1,778	1,921

Total current deferred tax assets (1)	5,958	5,287

Long-term deferred tax assets:
Share-based compensation	26,239	23,603
Other long-term deferred tax assets	449	352
Net operating loss carryforwards	209	207

	26,897	24,162
Valuation allowance	—	—

Total long-term deferred tax assets (2)	26,897	24,162

Current deferred tax liabilities:
Other current deferred tax liabilities	(473)	(686)

Total current deferred tax liabilities (1)	(473)	(686)

Long-term deferred tax liabilities:
Deductible goodwill	(88,581)	(83,868)
Depreciation	(5,883)	(3,774)
Other long-term deferred tax liabilities	(1,160)	(1,533)

Total long-term deferred tax liabilities (2)	(95,624)	(89,175)

Net deferred tax liabilities	$(63,242)	$(60,412)

(1)	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits

The changes in gross unrecognized tax benefits are as follows:

Balance at December 31, 2013	$3,135
Additions based on tax positions related to the current year	751
Reductions due to lapse of applicable statute of limitations	(167)

Balance at December 31, 2014	3,719
Additions based on tax positions related to the current year	871
Reductions due to lapse of applicable statute of limitations and tax assessments	(1,077)

Balance at December 31, 2015	3,513
Additions based on tax positions related to the current year	547
Reductions due to lapse of applicable statute of limitations	(365)

Balance at December 31, 2016	$3,695